Other Long-Term Loan - Schedule of Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition [Abstract]
Loan from PortXL Netherlands B.V.	$ 163	$ 138
Less - current maturities	(139)	(91)
Total long-term loan	$ 24	$ 47